UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia  30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO  80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2014

Date of reporting period: June 1, 2014 through November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

SEMI-ANNUAL REPORT
November 30, 2014

STADION MANAGED RISK 100 FUND
STADION TACTICAL DEFENSIVE FUND
STADION DEFENSIVE INTERNATIONAL FUND
STADION TRILOGY ALTERNATIVE RETURN FUND
STADION TACTICAL INCOME FUND
STADION TACTICAL GROWTH FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	6
Disclosure of Fund Expenses	18
Schedules of Investments	20
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	55
Additional Information	66

Stadion Investment Trust	Letter to Shareholders
November 30, 2014 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the semi-annual report for the six month period ended November 30, 2014 for the Stadion family of funds. Effective March 28, 2014 the naming convention of the Stadion family of funds was changed to better describe the investment approach of each fund, and to help advisors better understand the funds and how they can be used in a client’s portfolio. The Stadion Managed Fund became the Stadion Managed Risk 100 Fund to describe the fund’s risk management ability to go to 100 percent cash during extreme market environments. The Stadion Core Advantage Fund became the Stadion Tactical Defensive Fund. The Stadion Market Opportunity Fund was renamed Stadion Tactical Growth Fund to describe the more fully invested tactical nature of the fund. The Stadion Olympus Fund was renamed Stadion Defensive International Fund. The Stadion Trilogy Fund became Stadion Trilogy Alternative Return Fund. The Stadion Tactical Income Fund name remains unchanged. In this letter we will include an overview of the market and the prevailing market conditions during the past year, and briefly highlight the purpose and approach of each of our funds during the past 12 months. First, let’s take a short look at financial market conditions over the last half year.

6 Month Market Condition Overview

Equity Markets

The last six months saw the equity markets generally trend higher, albeit with two rather large disruptions in between.  The S&P 500 gained 8.58% during this period ending November 30, 2014.  However, in the midst of this move the market experienced a 3.85% drawdown from July 24 to August 7 and a more sizable 7.27% drawdown from September 18 to October 16 as volatility returned.  While the S&P 500 experienced nice gains, other markets did not follow suit.  The Russell 2000 index, a commonly used index for small cap stocks, returned just 4.09% signaling that broad market speculation was not strong and the breadth of the price move might be weak. A major theme of the previous 6 months has been the rampant appreciation of the US Dollar, seeing the index climb 9.54% over the past six months.  Given this dollar appreciation, or conversely foreign currency depreciation (particularly the Euro and Yen as central banks abroad began their own quantitative easing measures following the Federal Reserve’s (the “Fed”) retirement of Quantitative Easing 3 (“QE3”)), the MSCI EAFE developed country international index was down -5.07% due largely to currency valuations. Commodity process also declined lead by an oil price collapse. However, US large cap equities remained resilient.

Bond Markets

To the surprise of pundits predicting higher interest rates, rates continued to decline over the previous 6 months.  The rate on the 10-year treasury moved from a high of 2.65% on June 17 to close at 2.17%.  The long end of the curve experienced an even greater move, moving from a high of 3.48% to close at 2.89%, clearing the 3% level for the first time since April 2013.  However, these moves did not come without some volatility, such as a 30 basis point spike and subsequent recovery during September and another 20 basis point spike/recovery during mid-October through the end of November.  Concerns over the end of QE3 kept the front end of the curve elevated, seeing the rate on the 2-year bond climb about 10 basis point.  Corporate credit bond rates could not keep up with these rate moves lower, and subsequently saw credit spreads widen fairly steadily over the period.  Investment grade spreads widened from +1% to +1.25% vs treasuries, while high yield spreads were hit much harder, widening a full percentage point  vs treasuries (+3.4% to +4.4%).

Stadion’s Tactical Equity Portfolio Line-up

Collectively, Stadion’s tactical equity funds provide varying degrees of risk management and the ability to diversify across markets. If you are looking for a more growth oriented strategy that still has a defensive element, then the Tactical Growth Fund might be a logical choice. If you are looking to play a little more defense, Stadion’s Tactical Defensive Fund provides a degree of persistent market exposure but with an eye always on risk management. The Stadion Managed Risk 100 Fund is our most defensive and most conservative equity strategy. The Stadion Defensive International Fund provides measured access to international and emerging markets while attempting to prudently balance risk and volatility.

Stadion Tactical Growth Fund

Like all Stadion funds, The Tactical Growth Fund follows a rules based, proprietary model that quantitatively ranks all actively traded ETF’s that have first passed a fundamental review.  The ranking is based on risk adjusted return potential. Tactical Growth’s holdings are adjusted so that the ETFs showing strength in the model are purchased and retained.  Those showing weakness in the model are not considered for purchase, or sold as weakness becomes evident.  The goal of the Tactical Growth’s investment process is to produce market-like returns while assuming below market risk over a market cycle.  What differentiates Tactical Growth from Stadion's trend following strategies is that instead of using cash, the model will attempt to signal an appropriate mix of defensive and non-correlated assets during turbulent market periods with a goal of providing better risk adjusted returns over time.

For the six month period ended November 30, 2014, the Stadion Tactical Growth Fund Class I returned 7.61% while the S&P 500 Index was up 8.58%, and the Morningstar Tactical Allocation Category benchmark was up 0.74%. As has been the case for some time, large cap US indices such as the S&P 500 have been among the best performing indices in the world. As such, any diversification from large US equities has been a drag on performance. As an example, the Russell 2000 index was up only 4.09% during the same six month period while International equities were

Semi-Annual Report | November 30, 2014	1

Stadion Investment Trust	Letter to Shareholders
November 30, 2014 (Unaudited)

negative as evidenced by the declining MSCI EAFE (-5.07%) and MSCI Emerging Market (-).63%) Indexes. The Tactical Growth Fund performed as expected over the past six months and compares favorably to its Morningstar Tactical Allocation Category benchmark.

Stadion Managed Risk 100 & Stadion Tactical Defensive Fund

Because both are guided by Stadion’s proprietary, technically-based trend following model we will incorporate discussion of Stadion Managed Risk 100 Fund and Stadion Tactical Defensive Fund together. Both employ broad-based market index ETFs, major sector-based, international and, at times, specialty ETFs. The difference is that the Managed Risk 100 Fund is ‘fully unconstrained,’ ranging from 100% equity exposure to 100% cash or cash equivalents, while the Tactical Defensive Fund employs a core-satellite structure, with 50% (satellite) actively managed using our tactical model, and 50% (core) tactically managed using a long term trend following methodology. Percentages of holdings are determined by the relative strength of employed asset classes as determined by our proprietary model. Our process for entering newly up-trending markets is to generally concentrate on large, liquid market-based ETFs. Then as a trend develops more fully, broaden exposure according to where our model identifies the best opportunities. During favorable conditions, we also utilize an active trade-up process, which means we constantly evaluate holdings, using our technical ranking and screening system to replace under-performers with what we believe will be better performing holdings.

During the 6 months ended November 30, 2014 the Managed Risk 100 Fund – Class I was up 6.11% and the Tactical Defensive Fund – Class I was up 6.02%. During this same time period the S&P 500 Index was up 8.58%, and the Morningstar Tactical Allocation Category benchmark was up 0.74%.

Stadion Defensive International Fund

Similar to Stadion's other trend following strategies, the Stadion Defensive International Fund uses a model to help assess market conditions to identify appropriate levels of investment commitment. With a security ranking measure to identify leading asset classes, it can move to fully defensive positions when risk levels are deemed high.  The Defensive International Fund borrows from Stadion's domestic model by leveraging cyclical price measures for long term trend exposure, intermediate term price measures for more reactive and adaptive allocations, and a risk management overlay incorporating speculative Emerging Market trends and volatility to help guide shorter term allocations within the intermediate and longer term mandates.  When fully defensive, the Defensive International Fund has the ability to invest in cash and non-US short duration fixed income.  Because its mandate includes the potential to invest in Emerging and Developed markets, prudently analyzing the Defensive International Fund’s returns relative to a benchmark requires comparison to the MSCI EAFE, a developed equities benchmark, and the MSCI EM an emerging market benchmark.

During the 6 months ended November 30, 2014, the Stadion Defensive International Fund – Class I was down -2.56%. During this same six month period the MSCI EAFE Index was down -4.99% and the MSCI EM Index was down -0.62%.

Stadion Trilogy Alternative Return Fund

The Stadion Trilogy fund is a multi-strategy portfolio designed to generate positive returns regardless of market direction, with an emphasis on lower risk and volatility than U.S. equity markets. Trilogy is designed to be uncorrelated to traditional asset classes over market cycles and maintains risk management positions at all times. The portfolio consists of an equity component, an income component and a trend component. The allocation to each component varies based on Trilogy’s investment model and movements in the various instruments used to invest. While Trilogy’s goal is to produce positive returns annually, monthly returns within the components may be asymmetrical according to the periodic valuations of positions and due to the path dependency of various components of the strategy. Trilogy’s sources of return historically have been from equities, option volatility yield and fixed income. With equity markets at all-time highs we have seen collapsing equity option implied volatilities to historical lows and with rates at all-time lows it has been more difficult to collect yield without taking on larger than usual duration risk. This environment has hampered the ability of Trilogy to generate the return that would be expected in a more normalized market environment in which at least two of the three sources of return would help to buoy performance.

For the six month period ended November 30, 2014, The Stadion Trilogy Fund Class I returned -0.01% while the HFRX Absolute Return Index was up .30% and the Morningstar Multi-Alternative Category was up .93%.

Stadion Tactical Income Fund

For the first couple of months of this period, the Tactical Income Fund maintained an allocation to high yield bonds and had an equal-to-longer duration (favoring the long end of the curve) as compared to the Barclays Capital U.S. Aggregate Bond Index (the “Aggregate”).  Outside of a sharp selloff in high yield bonds at the end of July which caused Tactical Income to lag the benchmark by ~60 basis point, Tactical Income was mainly in line with the Aggregate through August.  From that point forward, volatility in both rates and spreads were detrimental to the strategy’s trend-following approach.  September was particularly rough with large 30 basis point swings in rates and a rampant climb in spreads.  A quick reversal in high yield spreads and the US dollar around October 13 also caused the Tactical Income Fund to lose ~50 basis point vs the Aggregate, though from that point forward the Tactical Income Fund once again tracked the benchmark.  To close the period we maintained our longer duration profile;

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Stadion Investment Trust	Letter to Shareholders
November 30, 2014 (Unaudited)

however, because of continued volatility in the high yield market (spurred by the rampant selloff in oil and the exploration/production companies represented in the high yield space), the Tactical Income Fund captured any necessary risk/spread exposure via dividend paying equities and preferred stocks in lieu of high yield bonds.

Overall for the period from May 30 through November 30, the Tactical Income Fund’s Class I returned -0.40% as compared to 1.92% for the benchmark (BarCap US Aggregate) and 0.22% for the Morningstar Multi-sector Bond category.

Stadion Observations and Market Outlook

Heading into 2015 many question marks remain. We all know that the Fed has ended its unprecedented Quantitative Easing program used to stimulate purchases of risky assets, and has indicated that sometime in 2015 they will raise the Fed funds rate as the first step in the tightening process. With the transparency of the Fed any such move should be fairly priced into equity markets, but the tightening may cause volatility in the markets to increase to more normal levels. We have seen a decoupling within world currency markets. The Bank of Japan and the European Central Bank are now accelerating their stimulus efforts, which have the impact of lowering the value of their currencies. In addition we have seen the Russian Ruble rapidly tumble as oil prices plunged. While lower oil and energy prices are a good thing for many the energy sector and energy companies within it will struggle to scratch out a profit, losing jobs in the process. The relative value of the US Dollar has climbed menacingly high causing many US exporters to become highly concerned. However, the US Economy is demonstrating signs that a sustainable recovery is well under way, and the majority of the country has received at least a temporary raise in the form of lower gas prices. With the forward multiple on the S&P 500 exceeding 16 times, nothing is more important for US equities than the ability of companies to churn out profits to support these somewhat high valuation levels.

Currently we are 6 years into a cyclical bull market for US equities. That is 6 consecutive years without a negative year. Only twice in history has that 6 year winning streak been exceeded. According to S&P Dow Jones Indices, the first was from 1982 to 1989 (8 years). That was followed by a negative year that saw the NASDAQ Composite Index experience a drawdown of 30% while the S&P drew down just less than 18%. The longest successive streak was from 1991 to 1999 (9 years). What followed was the tech bubble crash that sent the NASDAQ reeling by 70+%. The point of this example is that we could have an extended bull market that lasts another two or three more years. It has happened before, but it is also very rare. There have been far more cyclical bull streaks that were shorter in duration. Remember, all markets move in cycles. Eventually the cycle will complete, so at this point in time we believe that the need for risk management within a portfolio is reflective of these market facts. And it is precisely why we have a full suite of defensively-biased investment strategies.

Because we know that gains don’t count unless you keep them, at Stadion, we emphasize lasting results. Stadion’s defensive strategies incorporate a disciplined, long-term approach to investing.  Thus we focus on full market cycles (FMC).  FMC’s are not specified durations but rather the time it takes for the market to experience the full range of market conditions.

The risk averse methodology applied in many of Stadion’s strategies may result in underperformance during rising markets because our defensive focus may cause us to miss some upswings as our indicators take time to detect and confirm them. However, when the market experiences major declines (as noted, there have been two dramatic bear market declines since 2000), we hope to avoid or mitigate most of the downside. In the last 113 years, there have been 33 bear markets (declines > -20% as measured by the Dow Jones Industrial Average). Thus, in our more conservative trend following tactical strategies we believe there are times when the best approach to the equity markets is to significantly reduce equity exposure. Further, we do not forecast the market; in fact, we strongly believe no one can accurately do so consistently. Rather, we react to them with discipline, using our rules-based, trend-following models which are designed to measure market conditions and utilize built-in rules that inform and direct our trades. We are quite comfortable with the defensive nature of all of our products at all times, but particularly now, with many equity markets at or very near all-time highs, and bond yields at or near all-time lows and showing signs of instability. Add to that the Fed’s ending of stimulus efforts that have driven equity markets higher over the past 6 years and the decoupling of global currency markets. In short, unresolved global fiscal uncertainty and continued global unrest leads those of us here at Stadion to believe that prudence favors measured participation with solid defense.

In Summary

All of our offerings are designed with built-in defensive elements. Our Stadion Trilogy Alternative Return Fund takes a slightly different defensive approach, employing a unique three part strategy designed to address all three primary market directions (up, down, sideways) within a single portfolio. Stadion’s Tactical Income Fund strives for total return through a combination of yield and price movements with a focus on principle protection, thus the strategy has the flexibility to adjust the portfolio to be very conservative during a persistent rising rate environment. The goal of the Stadion Tactical Growth Fund’s investment process is to produce market like returns while assuming below market risk.  What differentiates the Tactical Growth strategy from Stadion's trend following strategies (The Stadion Managed Risk 100, Stadion Tactical Defensive and Stadion Defensive International Funds) is that instead of going to cash, the model attempts to signal the inclusion of a mix of defensive and non-correlated assets during turbulent times.

Semi-Annual Report | November 30, 2014	3

Stadion Investment Trust	Letter to Shareholders
November 30, 2014 (Unaudited)

Thank you for your continued support and allowing us to serve you and the Stadion Funds. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

Brad Thompson, CFA

Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

Barclays Capital US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

A basis point is a unit of measure used in finance to describe the percentage change in the value or rate of a financial instrument. One basis point is equivalent to 0.01%.

Dow Jones Industrial Average is a stock market index that shows how 30 large publicly owned companies based in the U.S. have traded during a standard trading session.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The Morningstar Multialternative Category is a benchmark created and published by Morningstar and defines Alternative as “Alternative funds may take short positions or invest in currencies, derivatives, or other instruments.”

The Morningstar Multi-Sector Bond category is used for funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, foreign bonds, and high-yield domestic debt securities.

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

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Stadion Investment Trust	Letter to Shareholders
November 30, 2014 (Unaudited)

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market. It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

Semi-Annual Report | November 30, 2014	5

Stadion Managed Risk 100 Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Managed Risk 100 Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Managed Risk 100 Fund - A - NAV	5.96%	3.05%	2.75%	2.95%
Stadion Managed Risk 100 Fund - A - POP	-0.10%	-2.87%	1.54%	2.20%
Stadion Managed Risk 100 Fund - C - NAV	5.56%	2.34%	1.96%	2.14%
Stadion Managed Risk 100 Fund - C - CDSC	4.56%	1.34%	1.96%	2.14%
Stadion Managed Risk 100 Fund - I - NAV	6.11%	3.31%	2.99%	3.18%
S&P 500® Total Return Index	8.58%	16.86%	15.96%	7.91%(d)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	7.23%	14.51%	13.66%	7.58%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.
(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.70%, 2.46% and 1.48%, respectively.

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Stadion Managed Risk 100 Fund	Performance Information
November 30, 2014 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	7

Stadion Tactical Defensive Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Tactical Defensive Fund - A - NAV	5.99%	6.95%	7.18%	4.13%
Stadion Tactical Defensive Fund - A - POP	-0.08%	0.83%	5.92%	3.39%
Stadion Tactical Defensive Fund - C - NAV	5.51%	6.21%	6.35%	3.32%
Stadion Tactical Defensive Fund - C - CDSC	4.51%	5.22%	6.35%	3.32%
Stadion Tactical Defensive Fund - I - NAV	6.02%	7.15%	7.40%	4.34%
S&P 500® Total Return Index	8.58%	16.86%	15.96%	7.91%(d)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	7.23%	14.51%	13.66%	7.58%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.
(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Defensive Fund	Performance Information
November 30, 2014 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.17%, 2.95% and 1.98%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2015.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	9

Stadion Defensive International Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Defensive International Fund(a) and the MSCI World ex USA Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	Since Inception(c)
Stadion Defensive International Fund - A - NAV	-2.67%	-1.71%	0.54%
Stadion Defensive International Fund - A - POP	-8.30%	-7.40%	-1.67%
Stadion Defensive International Fund - C - NAV	-3.01%	-2.44%	-0.21%
Stadion Defensive International Fund - C - CDSC	-3.98%	-3.39%	-0.21%
Stadion Defensive International Fund - I - NAV	-2.56%	-1.51%	0.80%
MSCI EAFE TR USD	-4.99%	0.41%	9.76%
MSCI EM (Emerging Markets) TR USD	-0.62%	1.40%	1.44%
MSCI World ex USA Index	-3.80%	1.04%	7.42%

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.47%, 3.20% and 2.29%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2015.

10	www.stadionfunds.com

Stadion Defensive International Fund	Performance Information
November 30, 2014 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the United States.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	11

Stadion Trilogy Alternative Return Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a) and the S&P 500® Total Return Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	Since Inception(c)
Stadion Trilogy Alternative Return Fund - A - NAV	-0.21%	0.22%	2.66%
Stadion Trilogy Alternative Return Fund - A - POP	-5.92%	-5.54%	0.40%
Stadion Trilogy Alternative Return Fund - C - NAV	-0.59%	-0.50%	1.92%
Stadion Trilogy Alternative Return Fund - C - CDSC	-1.59%	-1.49%	1.92%
Stadion Trilogy Alternative Return Fund - I - NAV	-0.01%	0.46%	2.92%
S&P 500® Total Return Index	8.58%	16.86%	17.69%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.91%, 2.67% and 1.72%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2015.

12	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information
November 30, 2014 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	13

Stadion Tactical Income Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Income Fund(a) and Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	Since Inception(c)
Stadion Tactical Income Fund - A - NAV	-0.58%	2.64%	-0.30%
Stadion Tactical Income Fund - A - POP	-6.27%	-3.28%	-3.34%
Stadion Tactical Income Fund - I - NAV	-0.40%	2.95%	-0.10%
Barclays Capital U.S. Aggregate Bond Index	1.92%	5.27%	1.93%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A inception: 12/31/12; Class I inception: 2/14/13.The performance shown for Class I shares for periods pre-dating the commencement of operations of Class I shares reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class I and without the effect of any fee and expense limitations or waivers. If Class I shares of the Fund had been available prior to February 14, 2013, the performance shown may have been different.
(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A and Class I are 2.83% and 2.57%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A and Class I, until at least October 1, 2015.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

14	www.stadionfunds.com

Stadion Tactical Income Fund	Performance Information
November 30, 2014 (Unaudited)

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	15

Stadion Tactical Growth Fund	Performance Information
November 30, 2014 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a), the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2014)

	6 Month	1 Year	5 Year	10 Year	Since Inception(d)
Stadion Tactical Growth Fund - A – NAV(C)	7.44%	12.17%	12.41%	7.09%	7.21%
Stadion Tactical Growth Fund - A - POP(C)	1.28%	5.75%	11.09%	6.46%	6.61%
Stadion Tactical Growth Fund - C - NAV(C)	7.02%	11.33%	11.57%	6.29%	6.41%
Stadion Tactical Growth Fund - C - CDSC(C)	6.02%	10.33%	11.57%	6.29%	6.41%
Stadion Tactical Growth Fund - I - NAV	7.61%	12.45%	12.70%	7.36%	7.48%
S&P 500® Total Return Index	8.58%	16.86%	15.96%	8.06%	8.24%(e)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	7.23%	14.51%	13.66%	7.60%	7.74%(e)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into the Fund, as of the close of business on March 29, 2013. Performance information for Class A and Class C shares prior to April 1, 2013, reflects the performance of Class I shares adjusted for the higher expenses paid by Class A and Class C shares.
(d)	Class I, Class A and C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to
April 1, 2013, the performance shown may have been different.
(e)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2014.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

16	www.stadionfunds.com

Stadion Tactical Growth Fund	Performance Information
November 30, 2014 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.10%, 2.89% and 1.84%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2015.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased share are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2014	17

Stadion Investment Trust	Disclosure of Fund Expenses
November 30, 2014 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2014) and held until the end of the period (November 30, 2014).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’, ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expense Ratio(a)	Expenses Paid During period 6/1/14 - 11/30/14(b)

Stadion Managed Risk 100 Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,059.60	1.63%	$8.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.90	1.63%	$8.24
Stadion Managed Risk 100 Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,055.60	2.39%	$12.32
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.09	2.39%	$12.06
Stadion Managed Risk 100 Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,061.10	1.42%	$7.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.95	1.42%	$7.18

Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,059.90	1.85%	$9.55
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.79	1.85%	$9.35
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,055.10	2.62%	$13.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.93	2.62%	$13.21
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,060.20	1.65%	$8.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.80	1.65%	$8.34

18	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses
November 30, 2014 (Unaudited)

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expense Ratio(a)	Expenses Paid During period 6/1/14 - 11/30/14(b)

Stadion Defensive International Fund - Class A
Based on Actual Fund Return	$1,000.00	$973.30	1.95%	$9.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.29	1.95%	$9.85
Stadion Defensive International Fund - Class C
Based on Actual Fund Return	$1,000.00	$969.90	2.70%	$13.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.53	2.70%	$13.62
Stadion Defensive International Fund - Class I
Based on Actual Fund Return	$1,000.00	$974.40	1.70%	$8.41
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$997.90	1.80%	$9.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.04	1.80%	$9.10
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$994.10	2.55%	$12.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.28	2.55%	$12.86
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$999.90	1.60%	$8.02
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.05	1.60%	$8.09

Stadion Tactical Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$994.20	1.40%	$7.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	1.40%	$7.08
Stadion Tactical Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$996.00	1.15%	$5.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	1.15%	$5.82

Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,074.40	1.95%	$10.14
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.29	1.95%	$9.85
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,070.20	2.70%	$14.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.53	2.70%	$13.62
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,076.10	1.70%	$8.85
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	1.70%	$8.59

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/365).

Semi-Annual Report | November 30, 2014	19

Stadion Managed Risk 100 Fund	Schedule of Investments
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.23%	Shares	Value
Financial Select Sector SPDR® Fund	1,107,670	$27,027,148
Health Care Select Sector SPDR® Fund	391,620	27,252,836
Industrial Select Sector SPDR® Fund	470,230	26,760,789
iShares® Russell 2000® Index Fund	240,000	28,024,800
Powershares® QQQ Trust Series 1	1,031,230	109,320,692
SPDR® S&P 500® ETF Trust	522,460	108,253,712
SPDR® S&P® Dividend ETF(a)	334,150	27,029,394

TOTAL EXCHANGE-TRADED FUNDS
(Cost $336,627,903)		353,669,371

MONEY MARKET FUNDS - 1.01%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	3,641,872	$3,641,872

TOTAL MONEY MARKET FUNDS
(Cost $3,641,872)		3,641,872

Total Investments, at Value - 99.24%
(Cost $340,269,775)		357,311,243

Other Assets in Excess of Liabilities - 0.76%		2,752,357

Net Assets - 100.00%		$360,063,600

(a)	Non-income producing security.

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Tactical Defensive Fund	Schedule of Investments
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.30%	Shares	Value
Financial Select Sector SPDR® Fund	115,600	$2,820,640
First Trust NASDAQ-100® Equal Weighted Index Fund	254,460	11,030,841
Guggenheim® S&P 500® Equal Weight ETF	87,480	7,012,397
Industrial Select Sector SPDR® Fund	49,760	2,831,842
iShares® Russell® 1000 Value Index Fund	65,780	6,870,721
iShares® Russell® 2000 Index Fund	29,410	3,434,206
iShares® S&P 100® Index Fund	75,760	6,972,950
iShares® Select Dividend ETF	43,980	3,469,582
Powershares® QQQ Trust Series 1	67,960	7,204,440
PowerShares® S&P 500® Low Volatility Portfolio	93,560	3,516,920
SPDR® S&P 500® ETF Trust	50,970	10,560,984
Vanguard® Health Care ETF	27,830	3,556,117

TOTAL EXCHANGE-TRADED FUNDS
(Cost $60,969,587)		69,281,640

MONEY MARKET FUNDS - 1.75%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,234,123	$1,234,123

TOTAL MONEY MARKET FUNDS
(Cost $1,234,123)		1,234,123

Total Investments, at Value - 100.05%
(Cost $62,203,710)		70,515,763

Liabilities in Excess of Other Assets - (0.05)%		(38,604)

Net Assets - 100.00%		$70,477,159

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	21

Stadion Defensive International Fund	Schedule of Investments
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.42%	Shares	Value
Cohen & Steers Global Realty Majors ETF	21,000	$926,730
Deutsche X-trackers MSCI® EAFE Hedged Equity ETF	97,770	2,797,200
iShares® MSCI® ACWI Index Fund	62,340	3,767,206
iShares® MSCI® EAFE Index Fund	59,870	3,831,081
iShares® MSCI® Emerging Markets ETF	22,620	938,730
WisdomTree® Europe Hedged Equity Fund	49,340	2,939,184
WisdomTree® India Earnings Fund	40,010	930,233
WisdomTree® Japan Hedged Equity Fund	35,360	1,958,944

TOTAL EXCHANGE-TRADED FUNDS
(Cost $17,848,575)		18,089,308

PURCHASED OPTION CONTRACTS - 0.07%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.07%
iShares® MSCI® Emerging Markets ETF	01/17/2015	$43	450	$13,050
				13,050
TOTAL PURCHASED OPTION CONTRACTS
(Cost $14,642)				13,050

MONEY MARKET FUNDS - 5.78%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,084,909	$1,084,909

TOTAL MONEY MARKET FUNDS
(Cost $1,084,909)		1,084,909

Total Investments, at Value - 102.27%
(Cost $18,948,126)		19,187,267

Liabilities in Excess of Other Assets - (2.27)%		(425,084)

Net Assets - 100.00%		$18,762,183

See Notes to Financial Statements.

22	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments
November 30, 2014 (Unaudited)

COMMON STOCKS - 53.97%	Shares	Value
Consumer Discretionary - 5.58%
Distributors - 1.43%
Genuine Parts Co.(a)	19,290	$1,982,626

Hotels Restaurants & Leisure - 1.36%
McDonald's Corp.(a)	19,581	1,895,637

Leisure Equipment & Products - 1.39%
Polaris Industries, Inc.(a)	12,299	1,927,376

Media - 1.40%
Time Warner, Inc.(a)	22,806	1,941,247

Consumer Staples - 9.66%
Food & Staples Retailing - 2.79%
Costco Wholesale Corp.(a)	13,803	1,961,682
Sysco Corp.(a)	47,414	1,908,888
		3,870,570

Food Products - 4.12%
General Mills, Inc.(a)	35,327	1,863,499
Kellogg Co.(a)	28,949	1,917,871
McCormick & Co., Inc. - Non-Voting Shares(a)	26,200	1,947,446
		5,728,816

Household Products - 1.36%
Procter & Gamble Co.(a)	20,951	1,894,599

Tobacco - 1.39%
Reynolds American, Inc.(a)	29,194	1,924,177

Energy - 2.43%
Oil Gas & Consumable Fuels - 2.43%
Chevron Corp.(a)	15,499	1,687,376
ConocoPhillips(a)	25,659	1,695,290
		3,382,666

Financials - 6.73%
Banks - 1.40%
US Bancorp(a)	43,934	1,941,883

Capital Markets - 1.34%
Eaton Vance Corp.(a)	44,378	1,854,557

Commercial Banks - 1.35%
Commerce Bancshares, Inc.(a)	43,751	1,873,435

Insurance - 2.64%
Aflac, Inc.(a)	30,667	1,831,740
Brown & Brown, Inc.(a)	57,172	1,840,938
		3,672,678

Semi-Annual Report | November 30, 2014	23

Stadion Trilogy Alternative Return Fund	Schedule of Investments
November 30, 2014 (Unaudited)

COMMON STOCKS - 53.97% (continued)	Shares	Value
Health Care - 5.42%
Health Care Equipment & Supplies - 1.36%
Abbott Laboratories(a)	42,325	$1,883,886

Pharmaceuticals - 4.06%
Eli Lilly & Co.(a)	27,240	1,855,589
Johnson & Johnson(a)	17,421	1,885,823
Merck & Co., Inc.(a)	31,453	1,899,761
		5,641,173

Industrials - 9.45%
Aerospace & Defense - 2.75%
Lockheed Martin Corp.(a)	9,927	1,901,616
United Technologies Corp.(a)	17,377	1,912,860
		3,814,476

Commercial Services & Supplies - 1.31%
Waste Management, Inc.(a)	37,410	1,822,989

Electrical Equipment - 1.33%
Emerson Electric Co.(a)	28,907	1,842,821

Machinery - 1.39%
Illinois Tool Works, Inc.(a)	20,423	1,938,756

Road & Rail - 1.33%
Norfolk Southern Corp.(a)	16,522	1,844,516

Trading Companies & Distributors - 1.34%
WW Grainger, Inc.(a)	7,559	1,857,095

Information Technology - 4.19%
Communications Equipment - 1.38%
Harris Corp.(a)	26,778	1,919,180

IT Services - 1.46%
Automatic Data Processing, Inc.(a)	23,616	2,022,474

Software - 1.35%
Microsoft Corp.(a)	39,257	1,876,877

Materials - 2.61%
Chemicals - 1.25%
Ecolab, Inc.(a)	15,964	1,739,278

Containers & Packaging - 1.36%
AptarGroup, Inc.(a)	29,001	1,892,315

Technology - 1.29%
Computers - 1.29%
International Business Machines Corp.(a)	11,090	1,798,465

24	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments
November 30, 2014 (Unaudited)

COMMON STOCKS - 53.97% (continued)	Shares	Value
Telecommunication - 1.35%
Diversified Telecommunication Services - 1.35%
AT&T, Inc.(a)	53,026	$1,876,060

Utilities - 5.26%
Electric Utilities - 2.64%
Northeast Utilities(a)	36,935	1,870,389
Southern Co.(a)	37,819	1,793,755
		3,664,144

Gas Utilities - 1.30%
National Fuel Gas Co.(a)	25,993	1,800,535

Multi-Utilities - 1.32%
Dominion Resources, Inc.(a)	25,361	1,839,940

TOTAL COMMON STOCKS
(Cost $59,036,133)		74,965,247

EXCHANGE-TRADED FUNDS - 46.28%	Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund(a)	160,280	$16,906,334
iShares® Barclays® Intermediate Credit Bond Fund(a)	36,590	4,032,218
iShares® Barclays® MBS Bond Fund(a)	120,130	13,173,456
iShares® Floating Rate Bond Fund(a)	397,441	20,150,259
iShares® iBoxx® $ High Yield Corporate Bond Fund(a)	54,815	4,995,291
PowerShares® Senior Loan Portfolio(a)	206,574	5,030,077

TOTAL EXCHANGE-TRADED FUNDS
(Cost $63,972,174)		64,287,635

PURCHASED OPTION CONTRACTS - 4.97%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 3.86%
CBOE S&P 500®	12/31/2014	$1,960	25	$16,000
CBOE S&P 500® Index:
	12/26/2014	1,900	80	21,600
	06/19/2015	1,675	200	364,000
iPATH® S&P 500 VIX Short-Term Futures ETN	06/19/2015	28	3,500	2,047,500
iShares® 20+ Year Treasury Bond ETF	03/20/2015	109	250	5,875
iShares® 7-10 Year Treasury Bond ETF	03/20/2015	100	1,000	17,500
S&P 500® Index:
	12/20/2014	1,775	200	16,000
	12/20/2014	1,900	80	17,000
	03/20/2015	1,675	100	72,000
	09/18/2015	1,850	300	1,758,000
SPDR® S&P 500 ETF Trust	06/17/2016	165	800	538,000
SPDR® S&P 500® ETF Trust:
	12/20/2014	175	400	3,200
	03/20/2015	170	200	16,600
	06/19/2015	160	800	112,400
	06/19/2015	170	500	105,750
	12/19/2015	165	200	83,500
	12/19/2015	170	200	97,900
	12/19/2015	180	100	67,100
				5,359,925

Semi-Annual Report | November 30, 2014	25

Stadion Trilogy Alternative Return Fund	Schedule of Investments
November 30, 2014 (Unaudited)

PURCHASED OPTION CONTRACTS - 4.97% (continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.11%
CBOE S&P 500® Index:
	12/05/2014	$2,050	100	$235,500
	12/12/2014	2,100	80	30,000
	12/26/2014	2,150	80	12,800
	12/31/2014	2,160	75	13,312
iShares® 20+ Year Treasury Bond ETF	03/20/2015	130	250	19,250
iShares® 7-10 Year Treasury Bond ETF	03/20/2015	107	1,000	72,500
S&P 500® Index:
	12/20/2014	1,975	25	240,750
	12/20/2014	2,000	125	917,500
	12/20/2014	2,150	80	8,800
				1,550,412
TOTAL PURCHASED OPTION CONTRACTS
(Cost $9,513,572)				6,910,337

MONEY MARKET FUNDS - 0.22%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield(a)	299,758	$299,758

TOTAL MONEY MARKET FUNDS
(Cost $299,758)		299,758

Total Investments, at Value - 105.44%
(Cost $132,821,637)		146,462,977

Written Option Contracts - (5.26)%	(7,310,835)

Securities Sold Short - (1.75)%	(2,425,302)

Other Assets in Excess of Liabilities - 1.57%		2,180,539

Net Assets - 100.00%		$138,907,379

(a)	All or portion of this security is held as collateral for written options and securities sold short.

26	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments
November 30, 2014 (Unaudited)

WRITTEN OPTION CONTRACTS - 5.26%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Put Option Contracts - 1.29%
CBOE S&P 500®	12/31/2014	$2,060	25	$61,461	$61,625
CBOE S&P 500® Index:
	12/26/2014	2,040	80	271,877	127,200
	06/19/2015	1,500	200	827,650	181,000
S&P 500® Index:
	12/20/2014	1,675	200	210,760	57,000
	12/20/2014	2,030	80	255,877	90,000
	03/20/2015	1,575	100	139,900	43,000
	09/18/2015	1,750	300	1,891,200	1,233,000
				3,658,725	1,792,825
Call Option Contracts - 3.97%
CBOE S&P 500® Index:
	12/05/2014	1,950	100	429,846	1,182,000
	12/12/2014	2,000	80	319,877	561,600
	12/26/2014	2,040	80	223,877	337,200
	12/31/2014	2,060	75	217,385	231,750
iShares® 20+ Year Treasury Bond ETF	03/20/2015	113	4	1,313	3,730
iShares® 7-10 Year Treasury Bond ETF	03/20/2015	102	73	10,822	29,930
S&P 500® Index:
	12/20/2014	2,030	80	263,877	381,600
	09/19/2015	1,950	120	754,080	1,947,000
	12/19/2015	2,050	30	257,970	388,950
	06/17/2016	2,200	50	259,923	454,250
				2,738,970	5,518,010

Total Written Option Contracts				$6,397,695	$7,310,835

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS (-1.75%)
iShares® 20+ Year Treasury Bond ETF	(19,800)	$(2,425,302)
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,302,328)		$(2,425,302)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	27

Stadion Tactical Income Fund	Schedule of Investments
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.01%	Shares	Value
iShares® 20+ Year Treasury Bond ETF	1,280	$156,787
iShares® 3-7 Year Treasury Bond ETF	870	107,045
iShares® 7-10 Year Treasury Bond ETF	1,020	108,314
iShares® Barclays® Intermediate Credit Bond Fund	2,902	319,800
iShares® Barclays® MBS Bond Fund	1,950	213,837
iShares® High Dividend ETF	2,370	181,400
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	2,330	279,810
iShares® JP Morgan USD Emerging Markets Bond ETF	1,830	208,254
iShares® U.S. Preferred Stock ETF	2,580	103,329
Market Vectors® Intermediate Municipal ETF	3,230	76,131
Vanguard® Total International Bond ETF	4,960	261,739

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,982,781)		2,016,446

MONEY MARKET FUNDS - 0.09%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,775	$1,775

TOTAL MONEY MARKET FUNDS
(Cost $1,775)		1,775

Total Investments, at Value - 98.10%
(Cost $1,984,556)		2,018,221

Other Assets in Excess of Liabilities - 1.90%		39,173

Net Assets - 100.00%		$2,057,394

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Tactical Growth Fund	Schedule of Investments
November 30, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.96%	Shares	Value
Consumer Staples Select Sector SPDR® Fund	58,890	$2,903,277
iShares® 20+ Year Treasury Bond ETF	23,560	2,885,864
iShares® Core S&P 500® ETF	27,530	5,742,207
iShares® Core S&P® Mid-Cap ETF	19,710	2,843,365
Market Vectors® Retail ETF	40,930	2,874,514
Market Vectors® Semiconductor ETF	104,240	5,790,532
Powershares® QQQ Trust Series 1	54,350	5,761,644
Vanguard® Growth ETF	108,451	11,474,116
Vanguard® Health Care ETF	54,280	6,935,898
Vanguard® Total International Bond ETF	65,210	3,441,132
WisdomTree® Europe Hedged Equity Fund	48,390	2,882,592
WisdomTree® Japan Hedged Equity Fund	62,360	3,454,744

TOTAL EXCHANGE-TRADED FUNDS
(Cost $52,300,795)		56,989,885

MONEY MARKET FUNDS - 2.08%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,200,056	$1,200,056

TOTAL MONEY MARKET FUNDS
(Cost $1,200,056)		1,200,056

Total Investments, at Value - 101.04%
(Cost $53,500,851)		58,189,941

Liabilities in Excess of Other Assets - (1.04)%		(598,321)

Net Assets - 100.00%		$57,591,620

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	29

Stadion Investment Trust	Statements of Assets and Liabilities
November 30, 2014 (Unaudited)

	Stadion Managed Risk 100 Fund	Stadion Tactical Defensive Fund	Stadion Defensive International Fund
ASSETS
Investments in securities:
At acquisition cost	$340,269,775	$62,203,710	$18,948,126
At value (Note 2)	$357,311,243	$70,515,763	$19,187,267
Dividends receivable	596	74	164
Receivable for capital shares sold	18,923	36,884	470
Receivable for investment securities sold	4,187,830	–	479,089
Other assets	86,466	35,582	22,555
TOTAL ASSETS	361,605,058	70,588,303	19,689,545

LIABILITIES
Payable for capital shares redeemed	991,645	5,137	3,108
Payable for investment securities purchased	–	–	890,306
Payable to Advisor (Note 5)	327,594	71,421	12,422
Payable to Directors	6,582	474	373
Accrued distribution fees (Note 5)	106,294	17,804	3,753
Accrued compliance fees (Note 5)	5,696	116	301
Payable to administrator (Note 5)	21,257	4,160	1,211
Other accrued expenses	82,390	12,032	15,888
TOTAL LIABILITIES	1,541,458	111,144	927,362

NET ASSETS	$360,063,600	$70,477,159	$18,762,183

Net assets consist of:
Paid-in capital	$362,622,194	$63,790,795	$18,688,655
Accumulated net investment loss	(2,598,167)	(299,748)	(39,246)
Accumulated net realized losses from investments and futures contracts	(17,001,895)	(1,325,941)	(126,367)
Net unrealized appreciation on investments	17,041,468	8,312,053	239,141
NET ASSETS	$360,063,600	$70,477,159	$18,762,183

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$206,911,020	$49,265,106	$17,518,901
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	19,718,940	3,975,992	1,782,948
Net asset value, offering price and redemption price per share (Note 1)	$10.49	$12.39	$9.83
Maximum offering price per share (Note 1)	$11.13	$13.15	$10.43

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$77,334,822	$9,688,311	$167,854
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,678,947	815,500	17,382
Net asset value, offering price and redemption price per share (Note 1)	$10.07	$11.88	$9.66

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$75,817,758	$11,523,742	$1,075,428
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,151,064	920,991	108,882
Net asset value, offering price and redemption price per share (Note 1)	$10.60	$12.51	$9.88

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities
November 30, 2014 (Unaudited)

	Stadion Trilogy Alternative Return Fund	Stadion Tactical Income Fund	Stadion Tactical Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$132,821,637	$1,984,556	$53,500,851
At value (Note 2)	$146,462,977	$2,018,221	$58,189,941
Deposits with broker for written options contracts	2,717,690	–	–
Dividends receivable	252,484	2	81
Receivable for capital shares sold	20,000	1,682	197,540
Receivable for investment securities sold	–	18,765	8,545,624
Receivable from advisor (Note 5)	–	6,154	–
Other assets	45,845	26,453	23,982
TOTAL ASSETS	149,498,996	2,071,277	66,957,168

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $6,397,695, $– and $–, respectively)	7,310,835	–	–
Securities sold short (proceeds $2,302,328, $– and $–, respectively)	2,425,302	–	–
Payable for capital shares redeemed	57,439	–	4,733
Payable for investment securities purchased	586,512	–	9,278,266
Payable to Advisor (Note 5)	144,143	–	57,525
Payable to Directors	1,877	77	474
Accrued distribution fees (Note 5)	30,059	359	7,170
Accrued compliance fees (Note 5)	1,364	125	340
Payable to administrator (Note 5)	8,955	193	3,218
Other accrued expenses	25,131	13,129	13,822
TOTAL LIABILITIES	10,591,617	13,883	9,365,548

NET ASSETS	$138,907,379	$2,057,394	$57,591,620

Net assets consist of:
Paid-in capital	$135,897,433	$2,073,266	$47,152,303
Accumulated net investment income (loss)	195,482	23,866	(18,614)
Accumulated net realized gains (losses) from investments , written option contracts and securities sold short	(9,790,762)	(73,403)	5,768,841
Net unrealized appreciation on investments , written option contracts and securities sold short	12,605,226	33,665	4,689,090
NET ASSETS	$138,907,379	$2,057,394	$57,591,620

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$84,186,622	$1,725,842	$21,486,279
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,014,156	177,879	1,932,400
Net asset value, offering price and redemption price per share (Note 1)	$10.50	$9.70	$11.12
Maximum offering price per share (Note 1)	$11.14	$10.29	$11.80

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$14,907,346	N/A	$4,429,226
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,439,773	N/A	403,411
Net asset value, offering price and redemption price per share (Note 1)	$10.35	N/A	$10.98

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$39,813,411	$331,552	$31,676,115
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,778,316	34,065	2,835,154
Net asset value, offering price and redemption price per share (Note 1)	$10.54	$9.73	$11.17

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	31

Stadion Investment Trust	Statements of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

	Stadion Managed Risk 100 Fund	Stadion Tactical Defensive Fund	Stadion Defensive International Fund
INVESTMENT INCOME
Dividends	$2,995,061	$498,272	$316,351
TOTAL INVESTMENT INCOME	2,995,061	498,272	316,351

EXPENSES
Investment advisory fees (Note 5)	2,178,873	405,972	126,084
Distribution fees, Class A (Note 5)	291,335	57,738	22,857
Distribution fees, Class C (Note 5)	421,620	44,787	830
Transfer agent fees, Common (Note 5)	99,573	33,095	21,618
Transfer agent fees, Class A (Note 5)	33,031	1,254	1,997
Transfer agent fees, Class C (Note 5)	17,772	1,066	4
Transfer agent fees, Class I (Note 5)	28,259	2,237	2,620
Administrative fees (Note 5)	136,626	22,857	7,504
Registration and filing fees	30,034	22,111	25,574
Professional fees	53,943	11,635	9,497
Custodian fees	17,565	2,413	2,530
Compliance fees (Note 5)	29,974	3,439	1,567
Trustees' fees	27,661	3,688	1,409
Printing of shareholder reports	32,941	5,295	3,618
Other expenses	76,507	9,211	4,620
TOTAL EXPENSES	3,475,714	626,798	232,329

Expenses waived/reimbursed by the Advisor (Note 5)	–	–	(37,168)
NET EXPENSES	3,475,714	626,798	195,161

NET INVESTMENT INCOME (LOSS)	(480,653)	(128,526)	121,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	7,033,486	(323,722)	(8,862)
Net realized loss on futures contracts	–	–	(193,511)
Net change in unrealized appreciation (depreciation) on investments	16,489,075	4,132,156	(402,758)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	23,522,561	3,808,434	(605,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,041,908	$3,679,908	$(483,941)

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

	Stadion Trilogy Alternative Return Fund	Stadion Tactical Income Fund	Stadion Tactical Growth Fund
INVESTMENT INCOME
Dividends	$1,523,499	$39,738	$383,153
Interest	–	140	–
TOTAL INVESTMENT INCOME	1,523,499	39,878	383,153

EXPENSES
Investment advisory fees (Note 5)	901,984	7,734	270,149
Distribution fees, Class A (Note 5)	107,977	2,325	22,365
Distribution fees, Class C (Note 5)	92,936	–	12,018
Transfer agent fees, Common (Note 5)	37,008	13,834	20,839
Transfer agent fees, Class A (Note 5)	8,545	776	2,247
Transfer agent fees, Class C (Note 5)	2,336	–	–
Transfer agent fees, Class I (Note 5)	13,539	410	2,468
Administrative fees (Note 5)	52,214	1,387	15,474
Registration and filing fees	32,021	17,266	26,857
Professional fees	22,267	10,121	11,274
Custodian fees	6,665	2,413	2,413
Compliance fees (Note 5)	9,615	363	2,760
Trustees' fees	9,303	220	2,577
Printing of shareholder reports	8,151	1,428	3,693
Other expenses	23,379	2,563	7,339
TOTAL EXPENSES	1,327,940	60,840	402,473

Expenses waived/reimbursed by the Advisor (Note 5)	–	(44,830)	(706)
NET EXPENSES	1,327,940	16,010	401,767

NET INVESTMENT INCOME (LOSS)	195,559	23,868	(18,614)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(908,576)	43,582	4,158,305
Net realized losses from written option contracts	(1,892,790)	–	–
Net realized losses from securities sold short	(143,373)	–	–
Net change in unrealized appreciation (depreciation) on investments	4,340,381	(99,263)	(637,779)
Net change in unrealized depreciation on written option contracts	(1,791,627)	–	–
Net change in unrealized depreciation on securities sold short	(122,974)	–	–
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(518,959)	(55,681)	3,520,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(323,400)	$(31,813)	$3,501,912

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	33

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Managed Risk 100 Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
FROM OPERATIONS
Net investment loss	$(480,653)	$(4,534,531)	$(128,526)	$(214,308)
Net realized gains (losses) from investments	7,033,486	(23,464,495)	(323,722)	1,123,409
Net change in unrealized appreciation on investments	16,489,075	284,410	4,132,156	1,099,478
Net increase (decrease) in net assets resulting from operations	23,041,908	(27,714,616)	3,679,908	2,008,579

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	–	–	(32,956)
Distributions from net investment income, Class C	–	–	–	(1,615)
Distributions from net investment income, Class I	–	–	–	(8,361)
Distributions from net realized gains, Class A	–	–	–	(2,696,380)
Distributions from net realized gains, Class C	–	–	–	(432,594)
Distributions from net realized gains, Class I	–	–	–	(439,979)
Decrease in net assets from distributions to shareholders	–	–	–	(3,611,885)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	10,228,535	93,018,255	10,348,786	17,739,841
Net asset value of shares issued in reinvestment of distributions	–	–	–	2,670,208
Payments for shares redeemed	(83,776,272)	(182,331,672)	(6,834,992)	(9,892,098)
Net increase (decrease) in net assets from Class A share transactions	(73,547,737)	(89,313,417)	3,513,794	10,517,951

Class C
Proceeds from sales of shares	1,381,570	11,894,524	2,160,667	4,569,460
Net asset value of shares issued in reinvestment of distributions	–	–	–	411,746
Payments for shares redeemed	(20,935,991)	(54,792,884)	(761,241)	(1,990,510)
Net increase (decrease) in net assets from Class C share transactions	(19,554,421)	(42,898,360)	1,399,426	2,990,696

Class I
Proceeds from sales of shares	28,927,891	52,932,479	6,033,252	6,035,739
Net asset value of shares issued in reinvestment of distributions	–	–	–	434,085
Payments for shares redeemed	(56,764,550)	(76,356,715)	(2,424,954)	(3,917,746)
Net increase (decrease) in net assets from Class I share transactions	(27,836,659)	(23,424,236)	3,608,298	2,552,078

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(97,896,909)	(183,350,629)	12,201,426	14,457,419

NET ASSETS:
Beginning of period	457,960,509	641,311,138	58,275,733	43,818,314
End of period	$360,063,600	$457,960,509	$70,477,159	$58,275,733

ACCUMULATED NET INVESTMENT LOSS	$(2,598,167)	$(2,117,514)	$(299,748)	$(171,222)

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Defensive International Fund		Stadion Trilogy Alternative Return Fund
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
FROM OPERATIONS
Net investment income (loss)	$121,190	$(223,163)	$195,559	$423,872
Net realized gains (losses) from investments	(8,862)	81,015	(908,576)	(4,343,257)
Net realized losses from written option contracts	–	–	(1,892,790)	(1,381,068)
Net realized losses from securities sold short	–	–	(143,373)	–
Net realized losses from futures contracts	(193,511)	–	–	–
Net realized capital gain distributions from other investment companies	–	34,410	–	–
Net change in unrealized appreciation (depreciation) on investments	(402,758)	698,350	4,340,381	5,987,990
Net change in unrealized appreciation (depreciation) on written option contracts	–	–	(1,791,627)	1,114,564
Net change in unrealized depreciation on securities sold short	–	–	(122,974)	–
Net increase (decrease) in net assets resulting from operations	(483,941)	590,612	(323,400)	1,802,101

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	–	(68,886)	(239,648)
Distributions from net investment income, Class C	–	–	(15,223)	–
Distributions from net investment income, Class I	–	–	(31,900)	(159,866)
Distributions from net realized gains, Class A	–	(434,253)	–	–
Distributions from net realized gains, Class C	–	(4,581)	–	–
Distributions from net realized gains, Class I	–	(250,490)	–	–
Decrease in net assets from distributions to shareholders	–	(689,324)	(116,009)	(399,514)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	6,141,051	8,368,597	8,687,181	48,753,388
Net asset value of shares issued in reinvestment of distributions	–	418,063	64,632	215,700
Payments for shares redeemed	(3,933,941)	(6,574,181)	(12,577,153)	(30,582,452)
Net increase (decrease) in net assets from Class A share transactions	2,207,110	2,212,479	(3,825,340)	18,386,636

Class C
Proceeds from sales of shares	55,050	148,681	1,374,281	12,956,598
Net asset value of shares issued in reinvestment of distributions	–	4,580	13,911	–
Payments for shares redeemed	(33,367)	(63,513)	(8,127,105)	(2,825,179)
Net increase (decrease) in net assets from Class C share transactions	21,683	89,748	(6,738,913)	10,131,419

Class I
Proceeds from sales of shares	473,694	8,872,199	17,569,929	53,858,928
Net asset value of shares issued in reinvestment of distributions	–	241,518	30,947	130,201
Payments for shares redeemed	(9,137,092)	(5,358,595)	(24,334,621)	(26,757,281)
Net increase (decrease) in net assets from Class I share transactions	(8,663,398)	3,755,122	(6,733,745)	27,231,848

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(6,918,546)	5,958,637	(17,737,407)	57,152,490

NET ASSETS:
Beginning of period	25,680,729	19,722,092	156,644,786	99,492,296
End of period	$18,762,183	$25,680,729	$138,907,379	$156,644,786

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(39,246)	$(160,436)	$195,482	$115,932

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	35

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Income Fund
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
FROM OPERATIONS
Net investment income	$23,868	$93,100
Net realized gains (losses) from investments	43,582	(117,407)
Net realized capital gain distributions from other investment companies	–	2,821
Net change in unrealized appreciation/(depreciation) on investments	(99,263)	165,886
Net increase (decrease) in net assets resulting from operations	(31,813)	144,400

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(25,427)	(28,534)
Distributions from net investment income, Class I	(4,070)	(42,627)
Decrease in net assets from distributions to shareholders	(29,497)	(71,161)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	554,121	2,738,931
Net asset value of shares issued in reinvestment of distributions	4,333	1,291
Payments for shares redeemed	(861,966)	(2,350,955)
Net increase (decrease) in net assets from Class A share transactions	(303,512)	389,267

Class I
Proceeds from sales of shares	39,528	3,553,791
Net asset value of shares issued in reinvestment of distributions	3,109	147
Payments for shares redeemed	(3,762,539)	(1,060,776)
Net increase (decrease) in net assets from Class I share transactions	(3,719,902)	2,493,162

TOTAL NET INCREASE/(DECREASE) IN NET ASSETS	(4,084,724)	2,955,668

NET ASSETS:
Beginning of period	6,142,118	3,186,450
End of period	$2,057,394	$6,142,118

ACCUMULATED NET INVESTMENT INCOME	$23,866	$29,495

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund
	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014	For the Period May 1, 2013 to May 31, 2013(a)
FROM OPERATIONS
Net investment loss	$(18,614)	$(126,277)	$(32,144)
Net realized gains from investments	4,158,305	2,896,921	422,509
Net change in unrealized appreciation/(depreciation) on investments	(637,779)	2,215,639	(531,653)
Net increase (decrease) in net assets resulting from operations	3,501,912	4,986,283	(141,288)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains, Class A	–	(1,708,646)	–
Distributions from net realized gains, Class C	–	(5,172)	–
Distributions from net realized gains, Class I	–	(2,987,531)	–
Decrease in net assets from distributions to shareholders	–	(4,701,349)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	7,052,891	20,175,496	3,471,135
Net asset value of shares issued in reinvestment of distributions	–	1,646,975	–
Payments for shares redeemed	(4,218,560)	(7,963,084)	(9,763)
Net increase in net assets from Class A share transactions	2,834,331	13,859,387	3,461,372

Class C
Proceeds from sales of shares	3,005,665	1,250,702	–
Net asset value of shares issued in reinvestment of distributions	–	5,172	–
Payments for shares redeemed	(31,957)	(25,991)	–
Net increase in net assets from Class C share transactions	2,973,708	1,229,883	–

Class I
Proceeds from sales of shares	13,838,943	13,121,871	2,732,878
Net asset value of shares issued in reinvestment of distributions	–	2,965,091	–
Payments for shares redeemed	(12,824,854)	(11,649,367)	(768,733)
Net increase in net assets from Class I share transactions	1,014,089	4,437,595	1,964,145

TOTAL NET INCREASE IN NET ASSETS	10,324,040	19,811,799	5,284,229

NET ASSETS:
Beginning of period	47,267,580	27,455,781	22,171,552
End of period	$57,591,620	$47,267,580	$27,455,781

ACCUMULATED NET INVESTMENT LOSS	$(18,614)	$–	$–

(a)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	37

Stadion Managed Risk 100 Fund – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$9.90		$10.35		$9.38		$9.93	$9.64	$9.29

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.01	)(c)	(0.07	)(c)	(0.00	)(c)(d)	(0.17)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	0.60		(0.38)		0.97		(0.28)	0.46	0.38
Total from investment operations	0.59		(0.45)		0.97		(0.45)	0.40	0.35
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		(0.10)	(0.11)	–
Total distributions	–		–		–		(0.10)	(0.11)	–

NET ASSET VALUE, END OF PERIOD	$10.49		$9.90		$10.35		$9.38	$9.93	$9.64

TOTAL RETURN(e)	5.96	%(f)	(4.35%)		10.34%		(4.45%)	4.07%	3.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$206,911		$266,853		$371,779		$407,202	$981,387	$496,412

Ratio of total expenses to average net assets(g)	1.63	%(h)	1.53%		1.59%		1.51%	1.50%	1.67%

Ratio of net investment loss to average net assets(b)(g)	(0.13	%)(h)	(0.66%)		(0.01%)		(1.03%)	(0.82%)	(0.57%)

PORTFOLIO TURNOVER RATE	285	%(f)	1,079%		737%		1,967%	1,018%	944%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Managed Risk 100 Fund – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011	For the Period October 1, 2009 (Commen-cement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$10.05		$9.18		$9.79	$9.59	$9.54

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.04	)(c)	(0.14	)(c)	(0.07	)(c)	(0.21)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	0.57		(0.37)		0.94		(0.30)	0.41	0.10
Total from investment operations	0.53		(0.51)		0.87		(0.51)	0.31	0.05
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		(0.10)	(0.11)	–
Total distributions	–		–		–		(0.10)	(0.11)	–

NET ASSET VALUE, END OF PERIOD	$10.07		$9.54		$10.05		$9.18	$9.79	$9.59

TOTAL RETURN(d)	5.56	%(e)	(5.07%)		9.48%		(5.13%)	3.15%	0.52	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$77,335		$92,384		$141,797		$159,112	$228,541	$55,281

Ratio of total expenses to average net assets(f)	2.39	%(g)	2.29%		2.35%		2.30%	2.28%	2.51	%(g)(h)

Ratio of net expenses to average net assets(f)	2.39	%(g)	2.29%		2.35%		2.30%	2.28%	2.48	%(g)

Ratio of net investment loss to average net assets(b)(f)	(0.91	%)(g)	(1.43%)		(0.77%)		(1.80%)	(1.65%)	(1.60	%)(g)

PORTFOLIO TURNOVER RATE	285	%(e)	1,079%		737%		1,967%	1,018%	944	%(e)(i)

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers by the advisor (Note 5).
(i)	Represents the year ended May 31, 2010.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	39

Stadion Managed Risk 100 Fund – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	For the Period May 28, 2010 (Commen-cement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99		$10.43		$9.43	$9.96	$9.64	$9.64

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	0.01	(c)	(0.04	)(c)	0.02 (c)	(0.06)	(0.05)	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	0.60		(0.40)		0.98	(0.37)	0.48	–
Total from investment operations	0.61		(0.44)		1.00	(0.43)	0.43	(0.00	)(d)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–	(0.10)	(0.11)	–
Total distributions	–		–		–	(0.10)	(0.11)	–

NET ASSET VALUE, END OF PERIOD	$10.60		$9.99		$10.43	$9.43	$9.96	$9.64

TOTAL RETURN(e)	6.11	%(f)	(4.22%)		10.60%	(4.24%)	4.38%	0.00	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$75,818		$98,724		$127,735	$117,986	$83,614	$1

Ratio of total expenses to average net assets(g)	1.42	%(h)	1.31%		1.39%	1.28%	1.24%	1.70	%(h)

Ratio of net investment income (loss) to average net assets(b)(g)	0.13	%(h)	(0.43%)		0.18%	(0.77%)	(0.48%)	(1.70	%)(h)

PORTFOLIO TURNOVER RATE	285	%(f)	1,079%		737%	1,967%	1,018%	944	%(f)(i)

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Represents the year ended May 31, 2010.

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		Year Ended May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$11.69		$11.99		$10.37		$11.72		$10.22		$8.98

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.02	)(c)	(0.04	)(c)	0.02	(c)	(0.09)		(0.10)		(0.05)
Net realized and unrealized gain (loss) on investments	0.72		0.53		1.60		(0.72)		1.60		1.29
Total from investment operations	0.70		0.49		1.62		(0.81)		1.50		1.24
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.01)		–		–		–		–
Distributions from net realized gains	–		(0.78)		–		(0.54)		–		–
Total distributions	–		(0.79)		–		(0.54)		–		–

NET ASSET VALUE, END OF PERIOD	$12.39		$11.69		$11.99		$10.37		$11.72		$10.22

TOTAL RETURN(d)	5.99	%(e)	4.12%		15.62%		(6.75%)		14.68%		13.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$49,265		$43,136		$33,813		$33,892		$50,470		$41,179

Ratio of total expenses to average net assets(f)	1.85	%(g)	1.89%		2.00	%(h)	1.91	%(h)	1.97	%(h)	2.11	%(h)

Ratio of net expenses to average net assets(f)	1.85	%(g)	1.89%		1.95%		1.89%		1.95%		1.95%

Ratio of net investment income (loss) to average net assets(b)(f)	(0.31	%)(g)	(0.34%)		0.14%		(0.67%)		(0.94%)		(0.62%)

PORTFOLIO TURNOVER RATE	106	%(e)	529%		455%		826%		476%		471%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	41

Stadion Tactical Defensive Fund – Class C	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		For the Period October 1, 2009 (Commen-cement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$11.26		$11.64		$10.16		$11.59		$10.17		$9.75

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06	)(c)	(0.13	)(c)	(0.07	)(c)	(0.18)		(0.14)		(0.06)
Net realized and unrealized gain (loss) on investments	0.68		0.53		1.55		(0.71)		1.56		0.48
Total from investment operations	0.62		0.40		1.48		(0.89)		1.42		0.42
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.00	)(d)	–		–		–		–
Distributions from net realized gains	–		(0.78)		–		(0.54)		–		–
Total distributions	–		(0.78)		–		(0.54)		–		–

NET ASSET VALUE, END OF PERIOD	$11.88		$11.26		$11.64		$10.16		$11.59		$10.17

TOTAL RETURN(e)	5.51	%(f)	3.47%		14.57%		(7.54%)		13.96%		4.31	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,688		$7,807		$5,060		$5,253		$6,028		$1,458

Ratio of total expenses to average net assets(g)	2.62	%(h)	2.67%		3.20	%(i)	3.12	%(i)	3.45	%(i)	7.53	%(h)(i)

Ratio of net expenses to average net assets(g)	2.62	%(h)	2.67%		2.70%		2.70%		2.70%		2.70	%(h)

Ratio of net investment loss to average net assets(b)(g)	(1.06	%)(h)	(1.13%)		(0.61%)		(1.48%)		(1.79%)		(1.82	%)(h)

PORTFOLIO TURNOVER RATE	106	%(f)	529%		455%		826%		476%		471	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Represents the year ended May 31, 2010.

See Notes to Financial Statements.

42	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights
For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011		For the Period May 28, 2010 (Commen-cement of operations) to May 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$11.80		$12.07		$10.42		$11.76		$10.22		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.01	)(c)	(0.02	)(c)	0.02	(c)	(0.05)		(0.04)		(0.00	)(d)
Net realized and unrealized gain (loss) on investments	0.72		0.55		1.63		(0.75)		1.58		–
Total from investment operations	0.71		0.53		1.65		(0.80)		1.54		(0.00	)(d)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.02)		–		–		–		–
Distributions from net realized gains	–		(0.78)		–		(0.54)		–		–
Total distributions	–		(0.80)		–		(0.54)		–		–

NET ASSET VALUE, END OF PERIOD	$12.51		$11.80		$12.07		$10.42		$11.76		$10.22

TOTAL RETURN(e)	6.02	%(f)	4.42%		15.83%		(6.65%)		15.07%		0.00	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11,524		$7,333		$4,945		$2,636		$1,433		$1

Ratio of total expenses to average net assets(g)	1.65	%(h)	1.73	%(i)	2.38	%(i)	3.05	%(i)	7.98	%(i)	1.70	%(h)

Ratio of net expenses to average net assets(g)	1.65	%(h)	1.70%		1.70%		1.70%		1.70%		1.70	%(h)

Ratio of net investment income (loss) to average net assets(b)(g)	(0.18	%)(h)	(0.19%)		0.20%		(0.53%)		(1.03%)		(1.70	%)(h)

PORTFOLIO TURNOVER RATE	106	%(f)	529%		455%		826%		476%		471	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Represents the year ended May 31, 2010.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	43

Stadion Defensive International Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.10		$10.16		$9.54		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	0.06	(c)	(0.10	)(c)	(0.01	)(c)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.33)		0.31		0.68		(0.45)
Total from investment operations	(0.27)		0.21		0.67		(0.46)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.05)		–
Distributions from net realized gains	–		(0.27)		–		–
Total distributions	–		(0.27)		(0.05)		–

NET ASSET VALUE, END OF PERIOD	$9.83		$10.10		$10.16		$9.54

TOTAL RETURN(d)	(2.67	%)(e)	2.07%		7.04%		(4.60	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$17,519		$15,853		$13,723		$8,721

Ratio of total expenses to average net assets(f)	2.30	%(g)(h)	2.09	%(h)	2.82	%(h)	5.31	%(g)(h)

Ratio of net expenses to average net assets(f)	1.95	%(g)	1.95%		1.95%		1.95	%(g)

Ratio of net investment income (loss) to average net assets(b)(f)	1.21	%(g)	(0.97%)		(0.15%)		(1.94	%)(g)

PORTFOLIO TURNOVER RATE	234	%(e)	627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Defensive International Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.96		$10.09		$9.53		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	0.00	(c)(d)	(0.17	)(d)	(0.15	)(d)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.30)		0.30		0.74		(0.43)
Total from investment operations	(0.30)		0.13		0.59		(0.47)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.03)		–
Distributions from net realized gains	–		(0.26)		–		–
Total distributions	–		(0.26)		(0.03)		–

NET ASSET VALUE, END OF PERIOD	$9.66		$9.96		$10.09		$9.53

TOTAL RETURN(e)	(3.01	%)(f)	1.32%		6.19%		(4.70	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$168		$151		$64		$1

Ratio of total expenses to average net assets(g)	3.05	%(h)(i)	2.82	%(i)	73.16	%(i)	1,345.00	%(h)(i)

Ratio of net expenses to average net assets(g)	2.70	%(h)	2.70%		2.70%		2.70	%(h)

Ratio of net investment income (loss) to average net assets(b)(g)	0.08	%(h)	(1.71%)		(1.49%)		(2.70	%)(h)

PORTFOLIO TURNOVER RATE	234	%(f)	627%		804%		21	%(f)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Amount rounds to less than $0.01 per share.
(d)	Per share amounts were calculated using average shares method.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	45

Stadion Defensive International Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.14		$10.18		$9.55		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	0.06	(c)	(0.08	)(c)	(0.09	)(c)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)		0.31		0.79		(0.42)
Total from investment operations	(0.26)		0.23		0.70		(0.45)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.07)		–
Distributions from net realized gains	–		(0.27)		–		–
Total distributions	–		(0.27)		(0.07)		–

NET ASSET VALUE, END OF PERIOD	$9.88		$10.14		$10.18		$9.55

TOTAL RETURN(d)	(2.56	%)(e)	2.29%		7.31%		(4.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1,075		$9,677		$5,935		$1

Ratio of total expenses to average net assets(f)	2.23	%(g)(h)	1.91	%(h)	3.63	%(h)	1,342.77	%(g)(h)

Ratio of net expenses to average net assets(f)	1.70	%(g)	1.70%		1.70%		1.70	%(g)

Ratio of net investment income (loss) to average net assets(b)(f)	1.18	%(g)	(0.77%)		(0.90%)		(1.70	%)(g)

PORTFOLIO TURNOVER RATE	234	%(e)	627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)	Year Ended May 31, 2013	For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53		$10.41	$9.85	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.02	(c)	0.04 (c)	0.07 (c)	0.00	(d)
Net realized and unrealized gain (loss) on investments	(0.04)		0.11	0.67	(0.15)
Total from investment operations	(0.02)		0.15	0.74	(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		(0.03)	(0.05)	–
Distributions from net realized gains	–		–	(0.13)	–
Total distributions	(0.01)		(0.03)	(0.18)	–

NET ASSET VALUE, END OF PERIOD	$10.50		$10.53	$10.41	$9.85

TOTAL RETURN(e)	(0.21	%)(f)	1.45%	7.53%	(1.50	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$84,187		$88,261	$68,967	$49,507

Ratio of total expenses to average net assets(g)	1.80	%(h)	1.76%	1.93%	2.21	%(h)(i)

Ratio of net expenses to average net assets(g)	1.80	%(h)	1.76%	1.93%	1.95	%(h)

Ratio of net investment income to average net assets(b)(g)	0.31	%(h)	0.34%	0.66%	0.34	%(h)

PORTFOLIO TURNOVER RATE	6	%(f)	15%	42%	0	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	47

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.42		$10.35		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.02	)(c)	(0.04	)(c)	(0.01	)(c)	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	(0.04)		0.11		0.67		(0.15)
Total from investment operations	(0.06)		0.07		0.66		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		–		(0.03)		–
Distributions from net realized gains	–		–		(0.13)		–
Total distributions	(0.01)		–		(0.16)		–

NET ASSET VALUE, END OF PERIOD	$10.35		$10.42		$10.35		$9.85

TOTAL RETURN(e)	(0.59	%)(f)	0.68%		6.72%		(1.50	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$14,907		$21,805		$11,570		$50

Ratio of total expenses to average net assets(g)	2.55	%(h)	2.52%		3.36	%(i)	61.13	%(h)(i)

Ratio of net expenses to average net assets(g)	2.55	%(h)	2.52%		2.70%		2.70	%(h)

Ratio of net investment loss to average net assets(b)(g)	(0.45	%)(h)	(0.41%)		(0.10%)		(0.11	%)(h)

PORTFOLIO TURNOVER RATE	6	%(f)	15%		42%		0	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

48	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)	Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55		$10.42	$9.86		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.03	(c)	0.06 (c)	0.10	(c)	0.01
Net realized and unrealized gain (loss) on investments	(0.03)		0.11	0.66		(0.15)
Total from investment operations	–		0.17	0.76		(0.14)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		(0.04)	(0.07)		–
Distributions from net realized gains	–		–	(0.13)		–
Total distributions	(0.01)		(0.04)	(0.20)		–

NET ASSET VALUE, END OF PERIOD	$10.54		$10.55	$10.42		$9.86

TOTAL RETURN(d)	(0.01	%)(e)	1.64%	7.75%		(1.40	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$39,813		$46,578	$18,956		$1

Ratio of total expenses to average net assets(f)	1.60	%(g)	1.57%	2.01	%(h)	1,259.15	%(g)(h)

Ratio of net expenses to average net assets(f)	1.60	%(g)	1.57%	1.70%		1.70	%(g)

Ratio of net investment income to average net assets(b)(f)	0.53	%(g)	0.54%	0.94%		0.51	%(g)

PORTFOLIO TURNOVER RATE	6	%(e)	15%	42%		0	%(e)(i)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Amount rounds to less than 1%.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	49

Stadion Tactical Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		For the Period December 31, 2012 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.89		$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.08		0.15		0.06
Net realized and unrealized loss on investments	(0.14)		(0.06	)(c)	(0.15)
Total from investment operations	(0.06)		0.09		(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.13)		(0.11)		–
Total distributions	(0.13)		(0.11)		–

NET ASSET VALUE, END OF PERIOD	$9.70		$9.89		$9.91

TOTAL RETURN(d)	(0.58	%)(e)	0.91%		(0.90	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1,726		$2,065		$1,667

Ratio of total expenses to average net assets(f)	5.38	%(g)(h)	2.55	%(h)	10.69	%(g)(h)

Ratio of net expenses to average net assets(f)	1.40	%(g)	1.40%		1.40	%(g)

Ratio of net investment income to average net assets(b)(f)	1.58	%(g)	1.53%		1.52	%(g)

PORTFOLIO TURNOVER RATE	211	%(e)	294%		84	%(e)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

50	www.stadionfunds.com

Stadion Tactical Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.89		$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.18		0.17		0.04
Net realized and unrealized loss on investments	(0.22)		(0.07	)(c)	(0.04)
Total from investment operations	(0.04)		0.10		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.12)		(0.12)		–
Total distributions	(0.12)		(0.12)		–

NET ASSET VALUE, END OF PERIOD	$9.73		$9.89		$9.91

TOTAL RETURN(d)	(0.40	%)(e)	1.09%		0.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$332		$4,077		$1,519

Ratio of total expenses to average net assets(f)	4.15	%(g)(h)	2.29	%(h)	14.50	%(g)(h)

Ratio of net expenses to average net assets(f)	1.15	%(g)	1.15%		1.15	%(g)

Ratio of net investment income to average net assets(b)(f)	3.52	%(g)	1.72%		1.42	%(g)

PORTFOLIO TURNOVER RATE	211	%(e)	294%		84	%(e)(i)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Represents the period December 31, 2012 (commencement of operations of the Fund) to May 31, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	51

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35		$10.22	$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.01)		(0.05)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.78		1.32	(0.04)		0.19
Total from investment operations	0.77		1.27	(0.05)		0.17
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		(1.14)	–		–
Total distributions	–		(1.14)	–		–

NET ASSET VALUE, END OF PERIOD	$11.12		$10.35	$10.22		$10.27

TOTAL RETURN(e)	7.44	%(f)	12.75%	(0.49	%)(f)	1.68	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$21,486		$17,305	$3,430		$1

Ratio of total expenses to average net assets(g)	1.96	%(h)(i)	1.85%	5.21	%(h)(i)	2.83	%(h)(i)

Ratio of net expenses to average net assets(g)	1.95	%(h)	1.85%	1.95	%(h)	1.95	%(h)

Ratio of net investment loss to average net assets(c)(g)	(0.12	%)(h)	(0.47%)	(1.95	%)(h)	(1.95	%)(h)

PORTFOLIO TURNOVER RATE	185	%(f)	324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Per share amounts were calculated using average shares method.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

52	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.26		$10.21	$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.06)		(0.15)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	0.78		1.33	(0.03)		0.18
Total from investment operations	0.72		1.18	(0.05)		0.16
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		(1.13)	–		–
Total distributions	–		(1.13)	–		–

NET ASSET VALUE, END OF PERIOD	$10.98		$10.26	$10.21		$10.26

TOTAL RETURN(e)	7.02	%(f)	11.87%	(0.49	%)(f)	1.58	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$4,429		$1,242	$1		$1

Ratio of total expenses to average net assets(g)	2.70	%(h)(i)	2.64%	3.01	%(h)(i)	3.51	%(h)(i)

Ratio of net expenses to average net assets(g)	2.70	%(h)	2.64%	2.70	%(h)	2.70	%(h)

Ratio of net investment loss to average net assets(c)(g)	(1.16	%)(h)	(1.49%)	(2.70	%)(h)	(2.70	%)(h)

PORTFOLIO TURNOVER RATE	185	%(f)	324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Per share amounts were calculated using average shares method.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2014	53

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		Year Ended April 30, 2013		Year Ended April 30, 2012	Year Ended April 30, 2011	Year Ended April 30, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$10.38		$10.23	$10.27		$11.20		$13.13	$11.79	$8.83

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	0.00	(e)	(0.02)	(0.01)		(0.02)		(0.08)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.79		1.31	(0.03)		0.90		0.11	2.50	3.04
Total from investment operations	0.79		1.29	(0.04)		0.88		0.03	2.40	2.97
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–	–		–		–	–	(0.01)
Distributions from net realized gains	–		(1.14)	–		(1.81)		(1.96)	(1.06)	–
Total distributions	–		(1.14)	–		(1.81)		(1.96)	(1.06)	(0.01)

NET ASSET VALUE, END OF PERIOD	$11.17		$10.38	$10.23		$10.27		$11.20	$13.13	$11.79

TOTAL RETURN(f)	7.61	%(g)	12.96%	(0.39	%)(g)	9.90%		1.70%	21.26%	33.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$31,676		$28,721	$24,024		$22,169		$29,546	$81,248	$60,537

Ratio of total expenses to average net assets(h)	1.70	%(i)(j)	1.59%	1.98	%(i)(j)	1.81	%(j)	1.75%	1.75%	1.75%

Ratio of net expenses to average net assets(h)	1.70	%(i)	1.59%	1.70	%(i)	1.75%		N/A	N/A	N/A

Ratio of net investment income (loss) to average net assets(c)(h)	0.05	%(i)	(0.22%)	(1.70	%)(i)	(0.21%)		(0.66%)	(0.86%)	(0.67%)

PORTFOLIO TURNOVER RATE	185	%(g)	324%	50	%(g)	294%		262%	201%	196%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Per share amounts were calculated using average shares method.
(e)	Amount rounds to less than $0.01 per share.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Not annualized.
(h)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(i)	Annualized.
(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

54	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

1. ORGANIZATION

Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Growth Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I. The Tactical Income Fund offers Class A and Class I shares. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an

Semi-Annual Report | November 30, 2014	55

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2014 by security type:

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$353,669,371	$–	$–	$353,669,371
Money Market Funds	3,641,872	–	–	3,641,872
Total Investments in Securities	$357,311,243	$–	$–	$357,311,243

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$69,281,640	$–	$–	$69,281,640
Money Market Funds	1,234,123	–	–	1,234,123
Total Investments in Securities	$70,515,763	$–	$–	$70,515,763

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$18,089,308	$–	$–	$18,089,308
Purchased Option Contracts	–	13,050	–	13,050
Money Market Funds	1,084,909	–	–	1,084,909
Total Investments in Securities	$19,174,217	$13,050	$–	$19,187,267

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$74,965,247	$–	$–	$74,965,247
Exchange-Traded Funds	64,287,635	–	–	64,287,635
Purchased Option Contracts	–	6,910,337	–	6,910,337
Money Market Funds	299,758	–	–	299,758
Total Investments in Securities	$139,552,640	$6,910,337	$–	$146,462,977
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(7,310,835)	$–	$(7,310,835)
Securities Sold Short	(2,425,302)	–	–	(2,425,302)
Total	$(2,425,302)	$(7,310,835)	$–	$(9,736,137)

*	See Schedule of Investments for Common Stocks determined by industry.

56	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

Tactical Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$2,016,446	$–	$–	$2,016,446
Money Market Funds	1,775	–	–	1,775
Total Investments in Securities	$2,018,221	$–	$–	$2,018,221

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$56,989,885	$–	$–	$56,989,885
Money Market Funds	1,200,056	–	–	1,200,056
Total Investments in Securities	$58,189,941	$–	$–	$58,189,941

As of November 30, 2014, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: Trilogy Alternative Return Fund and Defensive International Fund may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Semi-Annual Report | November 30, 2014	57

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2014, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Managed Risk 100 Fund	Tactical Defensive Fund
Purchases	$856,670,373	$75,654,618
Sales	$872,227,805	$66,800,231

	Defensive International Fund	Trilogy Alternative Return Fund
Purchases	$42,327,417	$9,036,028
Sales	$49,241,618	$26,811,718

	Tactical Income Fund	Tactical Growth Fund
Purchases	$554,110	$89,481,248
Sales	$9,223,033	$81,841,635

During the six months ended November 30, 2014, cost of purchases and proceeds from sales and maturities of U.S. government securities, amounted to:

Tactical Income Fund
Purchases	$53,823
Sales	$353,633

4. TAX MATTERS

The tax character of distributions made during the period ended May 31, 2014 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Managed Risk 100 Fund
5/31/2014	$–	$–	$–
Tactical Defensive Fund
5/31/2014	$1,809,332	$1,802,553	$3,611,885
Defensive International Fund
5/31/2014	$649,905	$39,419	$689,324
Trilogy Alternative Return Fund
5/31/2014	$399,514	$–	$399,514
Tactical Income Fund
5/31/2014	$71,161	$–	$71,161
Tactical Growth Fund
5/31/2014	$2,420,633	$2,280,716	$4,701,349

Tax Basis of Investments:

As of November 30, 2014, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Managed Risk 100 Fund	Tactical Defensive Fund	Defensive International Fund
Tax cost of portfolio investments	$710,392,510	$75,985,546	$25,157,046
Gross unrealized appreciation	$605,116	$4,239,163	$670,127
Gross unrealized depreciation	(52,723)	(79,524)	(28,228)
Net unrealized appreciation	$552,393	$4,159,639	$641,899

	Trilogy Alternative Return Fund	Tactical Income Fund	Tactical Growth Fund
Tax cost of portfolio investments	$152,401,022	$6,051,225	$41,928,987
Gross unrealized appreciation	$15,107,361	$108,080	$5,326,869
Gross unrealized depreciation	(5,848,791)	(1,983)	–
Net appreciation written option contracts	878,487	–	–
Net unrealized appreciation	$10,137,057	$106,097	$5,326,869

As of November 30, 2014, the tax cost of written option contracts for Trilogy Alternative Fund is $6,397,695.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Tactical Defensive Fund, Trilogy Alternative Return Fund and Tactical Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Capital Loss Carryforward:

As of May 31, 2014, the Funds have the following capital loss carryforwards. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Capital losses carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Managed Risk 100 Fund	$22,438,761	$–
Trilogy Alternative Return Fund	2,992,544	2,550,535
Tactical Income Fund	89,705	–

58	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

The Funds elect to defer to the tax year ending May 31, 2015, capital losses recognized during the period November 1, 2013 to May 31, 2014 in the amount of:

Fund	Amount
Managed Risk 100 Fund	$1,596,620
Tactical Defensive Fund	1,053,688
Trilogy Alternative Return Fund	4,352,507
Tactical Income Fund	449

The Funds elect to defer to the tax year ending May 31, 2015, late year ordinary losses recognized in the amount of:

Fund	Amount
Managed Risk 100 Fund	$2,117,514
Tactical Defensive Fund	171,222
Defensive International Fund	160,436

As of and during the period ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Tactical Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million. The Tactical Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.65% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund, excluding the Tactical Income Fund, under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2015. The Advisor has entered into an Expense Limitation Agreement with the Tactical Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2015. Accordingly, during the six months ended November 30, 2014, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Defensive International Fund	Tactical Income Fund
Total waivers and reimbursements	$706	$37,168	$44,830

During the six months ended November 30, 2014, there were no advisory fees waived or expenses reimbursed by the Advisor for Managed Risk 100 Fund, Tactical Defensive Fund and Trilogy Alternative Return Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, any Tactical Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Advisory Agreement shall be repaid to the Advisor by the Fund in the first, second, and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs.

As of November 30, 2014, the balance of recoupable expenses for the Income Fund was as follows:

Fund	2016	2017	Total
Tactical Income Fund	$53,994	$64,957	$163,782

The Chief Compliance Officer of the Trust is an employee of the Advisor. Effective July 15, 2013, the Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Under the Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month, based on the greater of (a) an annual fee of $430,000 for the first year of the agreement, and $460,000 thereafter, or (b) following basis point fee schedule:

Average Total Net Assets	Contractual Fee
Between $0-$500M	0.06%
$500M-$1B	0.04%
Above $1B	0.02%

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | November 30, 2014	59

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee of $25,000 per Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund during the six months ended November 30, 2014, were as follows:

	Written Calls
	Contracts	Premiums Received
Options outstanding at beginning of period	3,330	$2,112,164
Options written	5,250	7,920,206
Options closed	(3,460)	(4,941,917)
Options exercised	(1,778)	(2,205,922)
Options expired	(2,650)	(145,559)
Options outstanding at ending of period	692	$2,738,970

	Written Puts
	Contracts	Premiums Received
Options outstanding at beginning of period	1,000	$3,727,498
Options written	6,045	8,694,131
Options closed	(3,260)	(7,035,991)
Options exercised	(100)	(176,438)
Options expired	(2,700)	(1,550,475)
Options outstanding at ending of period	985	$3,658,725

A portion of Trilogy Alternative Return Fund’s securities are pledged as collateral for open option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s derivative positions are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$6,910,337	Written Options at value	$7,310,835
		$6,910,337		$7,310,835

For the Trilogy Alternative Return Fund the average option contracts purchased and written during the six months ended November 30, 2014, were 9,764 contracts, and 3,816 contracts, respectively.

Trilogy Alternative Return Fund’s and Defensive International Fund’s transactions in derivative instruments during the six months ended November 30, 2014, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statement of Operations Location	Realized Loss on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Defensive International Fund
Equity Contracts (Purchased Options)	Net realized gains (losses) from investments/Net change in unrealized appreciation (depreciation) on investments	$–	$(1,592)
Equity Contracts (futures contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$(193,511)	$–
Total		$(193,511)	$(1,592)

Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized gains (losses) from investments/Net change in unrealized appreciation (depreciation) on investments	$(3,131,822)	$2,639,859
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized depreciation on written option contracts	(1,892,790)	(1,791,627)
Total		$(5,024,612)	$848,232

Managed Risk 100 Fund, Tactical Defensive Fund, Tactical Income Fund and Tactical Growth Fund had no transactions in derivative instruments during the six months ended November 30, 2014.

Semi-Annual Report | November 30, 2014	61

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Managed Risk 100 Fund - Class A
Shares sold	1,009,926	9,163,944
Shares redeemed	(8,252,983)	(18,110,186)
Net decrease in shares outstanding	(7,243,057)	(8,946,242)
Shares outstanding beginning of period	26,961,997	35,908,239
Shares outstanding end of period	19,718,940	26,961,997

Managed Risk 100 Fund - Class C
Shares sold	141,863	1,211,126
Shares redeemed	(2,150,802)	(5,629,938)
Net decrease in shares outstanding	(2,008,939)	(4,418,812)
Shares outstanding beginning of period	9,687,886	14,106,698
Shares outstanding end of period	7,678,947	9,687,886

Managed Risk 100 Fund - Class I
Shares sold	2,821,820	5,167,590
Shares redeemed	(5,552,345)	(7,535,192)
Net decrease in shares outstanding	(2,730,525)	(2,367,602)
Shares outstanding beginning of period	9,881,589	12,249,191
Shares outstanding end of period	7,151,064	9,881,589

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Tactical Defensive Fund - Class A
Shares sold	861,800	1,475,341
Shares issued in reinvestment of distributions to shareholders	–	228,032
Shares redeemed	(574,340)	(835,689)
Net increase in shares outstanding	287,460	867,684
Shares outstanding beginning of period	3,688,532	2,820,848
Shares outstanding end of period	3,975,992	3,688,532

Tactical Defensive Fund - Class C
Shares sold	188,132	397,174
Shares issued in reinvestment of distributions to shareholders	–	36,405
Shares redeemed	(66,242)	(174,516)
Net increase in shares outstanding	121,890	259,063
Shares outstanding beginning of period	693,610	434,547
Shares outstanding end of period	815,500	693,610

Tactical Defensive Fund - Class I
Shares sold	500,698	505,296
Shares issued in reinvestment of distributions to shareholders	–	36,753
Shares redeemed	(201,313)	(330,108)
Net increase in shares outstanding	299,385	211,941
Shares outstanding beginning of period	621,606	409,665
Shares outstanding end of period	920,991	621,606

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Defensive International Fund - Class A
Shares sold	603,988	836,088
Shares issued in reinvestment of distributions to shareholders	–	42,129
Shares redeemed	(390,391)	(659,260)
Net increase in shares outstanding	213,597	218,957
Shares outstanding beginning of period	1,569,351	1,350,394
Shares outstanding end of period	1,782,948	1,569,351

Defensive International Fund - Class C
Shares sold	5,698	14,954
Shares issued in reinvestment of distributions to shareholders	–	466
Shares redeemed	(3,483)	(6,600)
Net increase in shares outstanding	2,215	8,820
Shares outstanding beginning of period	15,167	6,347
Shares outstanding end of period	17,382	15,167

Defensive International Fund - Class I
Shares sold	47,669	883,368
Shares issued in reinvestment of distributions to shareholders	–	24,268
Shares redeemed	(892,653)	(536,678)
Net increase/(decrease) in shares outstanding	(844,984)	370,958
Shares outstanding beginning of period	953,866	582,908
Shares outstanding end of period	108,882	953,866

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Trilogy Alternative Return Fund - Class A
Shares sold	831,252	4,647,749
Shares issued in reinvestment of distributions to shareholders	6,177	20,542
Shares redeemed	(1,203,948)	(2,914,093)
Net increase/(decrease) in shares outstanding	(366,519)	1,754,198
Shares outstanding beginning of period	8,380,675	6,626,477
Shares outstanding end of period	8,014,156	8,380,675

Trilogy Alternative Return Fund - Class C
Shares sold	133,002	1,246,459
Shares issued in reinvestment of distributions to shareholders	1,345	–
Shares redeemed	(787,119)	(272,302)
Net increase/(decrease) in shares outstanding	(652,772)	974,157
Shares outstanding beginning of period	2,092,545	1,118,388
Shares outstanding end of period	1,439,773	2,092,545

Trilogy Alternative Return Fund - Class I
Shares sold	1,675,567	5,132,139
Shares issued in reinvestment of distributions to shareholders	2,949	12,393
Shares redeemed	(2,313,942)	(2,550,131)
Net increase/(decrease) in shares outstanding	(635,426)	2,594,401
Shares outstanding beginning of period	4,413,742	1,819,341
Shares outstanding end of period	3,778,316	4,413,742

Semi-Annual Report | November 30, 2014	63

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Tactical Income Fund - Class A
Shares sold	56,795	283,916
Shares issued in reinvestment of distributions to shareholders	448	135
Shares redeemed	(88,277)	(243,456)
Net increase/(decrease) in shares outstanding	(31,034)	40,595
Shares outstanding beginning of period	208,913	168,318
Shares outstanding end of period	177,879	208,913

Tactical Income Fund - Class I
Shares sold	4,022	368,291
Shares issued in reinvestment of distributions to shareholders	321	15
Shares redeemed	(382,335)	(109,607)
Net increase/(decrease) in shares outstanding	(377,992)	258,699
Shares outstanding beginning of period	412,057	153,358
Shares outstanding end of period	34,065	412,057

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014	For the Period May 1, 2013 to May 31, 2013 (a)
Tactical Growth Fund - Class A
Shares sold	658,810	1,933,808	336,359
Shares issued in reinvestment of distributions to shareholders	–	163,715	–
Shares redeemed	(398,825)	(760,630)	(955)
Net increase in shares outstanding	259,985	1,336,893	335,404
Shares outstanding beginning of period	1,672,415	335,522	118
Shares outstanding end of period	1,932,400	1,672,415	335,522

Tactical Growth Fund - Class C
Shares sold	285,414	123,069	–
Shares issued in reinvestment of distributions to shareholders	–	517	–
Shares redeemed	(3,127)	(2,562)	–
Net increase in shares outstanding	282,287	121,024	–
Shares outstanding beginning of period	121,124	100	100
Shares outstanding end of period	403,411	121,124	100

Tactical Growth Fund - Class I
Shares sold	1,281,584	1,252,917	264,570
Shares issued in reinvestment of distributions to shareholders	–	294,179	–
Shares redeemed	(1,212,309)	(1,129,459)	(74,076)
Net increase in shares outstanding	69,275	417,637	190,494
Shares outstanding beginning of period	2,765,879	2,348,242	2,157,748
Shares outstanding end of period	2,835,154	2,765,879	2,348,242

(a)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.

64	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2014 (Unaudited)

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Pursuant to the Amended Expense Limitation Agreement for the Stadion Tactical Growth Fund, effective January 1, 2015, the expense limitation cap was lowered from 1.70% to 1.30%, and any Fund operating expenses waived or reimbursed by the Adviser pursuant to the Amended Expense Limitation Agreement that had the effect of reducing Fund operating expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Fund. Management has evaluated subsequent events through the issuance of these financial statements. Other than the above, no such subsequent events were identified.

Semi-Annual Report | November 30, 2014	65

Stadion Investment Trust	Additional Information

November 30, 2014 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

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Page Intentionally Left Blank.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank. The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

EXHIBIT LIST

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	February 6, 2015

By (Signature and Title)*	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	February 6, 2015

* Print the name and title of each signing officer under his or her signature.